Risks and Concentration - Summary of Customers with Greater than 10% of Accounts Receivables Including Accounts Receivable From Related Parties (Details) - Accounts Receivables - Customer Concentration Risk
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer A | Advertising Platform
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		14.00%
Customer C | Advertising Platform
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	16.00%	29.00%
Customer D | Advertising Platform
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		14.00%
Customer E | Advertising Platform
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	11.00%	10.00%
Customer F | Advertising and Marketing Customer (Related Party)
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	28.00%